INCOME TAX CREDIT/(EXPENSE)	12 Months Ended
Jun. 30, 2023
Income Tax Creditexpense
INCOME TAX CREDIT/(EXPENSE)

9. INCOME TAX CREDIT/(EXPENSE)

	2023 A$	2022 A$	2021 A$
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax credit	(11,909,252)	(7,163,123)	(7,077,619)
Tax at the Australian tax rate of 25% (2022: 25% and 2021: 26%)
	(2,977,313)	(1,790,781)	(1,840,181)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	31,375	109,377	185,790
Research and development tax incentive	919,785	1,116,714	588,659
Impairment of goodwill	461,250	-	-
Other assessable items	-	-	-
Income tax expenses before unrecognized tax losses	(1,564,903)	(564,690)	(1,065,732)

Difference in overseas tax rates	53,673	(79,604)	16,688
Over provision in prior years	(454,928)	(348,607)	(235,653)
Temporary differences not recognized	29,979	(301,694)	(419,965)
Research and development tax credit	(404,016)	(599,388)	(275,631)
Tax losses not recognized	2,543,441	1,861,858	1,980,293
Utilization of tax losses not previously recognized	(361,575)	-	-
Income tax credit	(158,329)	(32,125)	-

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

9. INCOME TAX CREDIT/(EXPENSE) (cont.)

	2023 A$	2022 A$	2021 A$
Net deferred tax assets
Deferred tax liabilities recognized
Brands and trademarks	(121,901)	(148,013)	-
Total deferred tax liabilities	(121,901)	(148,013)	-

Deferred tax assets recognized
Tax losses	121,901	-	-
Total deferred tax assets	121,901	-	-

Deferred tax assets not recognized
Property, plant and equipment	-	-	8,004
Trade debtor	222,144	58,041	-
Capital raising costs	582,168	661,863	975,270
Intangible assets	1,407,570	1,456,225	1,701,477
Provisions	342,252	442,383	297,907
Total deferred tax assets	2,554,134	2,618,512	2,982,658
Deferred tax liabilities not recognized
Right-of-use assets	(127,388)	(161,787)	(34,735)
Total deferred tax liabilities	(127,388)	(161,787)	(34,735)
Net deferred tax assets on temporary differences not brought to account	(2,426,746)	(2,456,725)	2,947,923
Total net deferred tax assets/(liabilities)	-	(148,013)	-

	2023 A$	2022 A$	2021 A$
Tax losses
Unused tax losses for which no deferred tax asset has been recognized	119,096,654	105,287,311	100,694,696
Potential tax benefit @ 26% (Australia)	21,897,732	19,020,914	19,025,063
Potential tax benefit @ 21% (USA)	6,568,458	5,950,299	5,665,976
Potential tax benefit @ 35% (Malta)	65,895	304,115	-
Potential tax benefit @ 19% (UK)	7,427	-	-

Subject to the Company continuing to meet the relevant statutory tests, the tax losses are available for offset against future taxable income.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

9. INCOME TAX CREDIT/(EXPENSE) (cont.)

At June 30, 2023, the Company had a potential tax benefit related to tax losses carried forward of A$28,539,512 (2022: A$25,275,328, 2021: A$24,691,039). Such amount includes net losses of A$6,568,458 (2022: A$5,950,299, 2021: A$5,665,976) related to subsidiaries in the United States (U.S.). The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S. on December 22, 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated and corporate taxable income will be taxed at 21% flat rate. Additionally, the previous 20-year limitation on carry forward net operating losses (NOL’s) has been removed, allowing the NOL’s to be carried forward indefinitely. The remaining tax losses carried forward of A$21,897,732 (2022: A$19,020,914, 2021: A$19,025,063) are indefinite and are attributable to the Company’s operations in Australia, as well as A$65,895 (2022: A$304,115, 2021: Nil) and A$7,427 (2022: Nil) tax losses attributable to Company’s operations in Malta and UK, respectively. As such the total unused tax losses available to the Company, equal A$28,539,511 (2022: A$25,275,328, 2021: A$24,691,039).

As at balance date, there are unrecognized tax losses with a benefit of approximately A$28,539,511 (2022: A$25,275,328, 2021: A$24,691,039) that have not been recognized as a deferred tax asset to the Company. These unrecognized deferred tax assets will only be obtained if:

(a)	The Company derives future assessable income of a nature and amount sufficient to enable the benefits to be realized;
(b)	The Company continues to comply with the conditions for deductibility imposed by the law; and
(c)	No changes in tax legislation adversely affect the Company from realizing the benefit.

Management has assessed the tax position of the Company and concluded that any potential uncertainty does not have a material impact on the financial statements.

Tax consolidation legislation

Genetic Technologies Limited and its wholly owned Australian subsidiaries implemented the tax consolidation legislation as from July 1, 2003. The accounting policy in relation to this legislation is set out in Note 2(i).

The entities in the tax consolidated Company have entered into a Tax Sharing Agreement which, in the opinion of the Directors, limits the joint and several liabilities of the wholly owned entities in the case of a default by the head entity, Genetic Technologies Limited.

The entities have also entered into a Tax Funding Agreement under which the wholly owned entities fully compensate Genetic Technologies Limited for any current tax payable assumed and are compensated by Genetic Technologies Limited for any current tax receivable and deferred tax assets relating to unused tax losses or unused tax credits that are transferred to Genetic Technologies Limited under the tax consolidation legislation. The funding amounts are determined by reference to the amounts recognized in the respective subsidiaries’ financial statements.

The amounts receivable or payable under the Tax Funding Agreement are due upon receipt of the funding advice from the head entity, which is issued as soon as practicable after the end of each financial year.

As at June 30, 2023, there are no unrecognized temporary differences associated with the Company’s investments in subsidiaries, as the Company has no liability for additional taxation should unremitted earnings be remitted (2022: Nil, 2021: Nil).